Total
The Value Equity Portfolio
The Value Equity Portfolio
Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Value Equity Portfolio HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Value Equity Portfolio HC Strategic Shares
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.08%	[1]
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.17%	[2]
[1]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example	The Value Equity Portfolio HC Strategic Shares USD ($)
1 Year	$ 17
3 Years	55
5 Years	96
10 Years	$ 217

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 5% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A "value investor" seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $4.2 billion and $51.4 billion would likely be included in the "mid cap" range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds ("ETFs") that invest in equity securities. The Portfolio may also invest in option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns.

The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the Securities and Exchange Commission ("SEC"), certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio may be managed using an "active" investment approach and/or a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio's benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio's assets at any given time.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser ("Specialist Manager"). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in line with the Portfolio's benchmark over time.

Principal Investment Risks
Performance Bar Chart and Table

Performance. The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of a broad based market index. The Portfolio's benchmark has been changed from the Russell 1000© Value Index to MSCI USA Index ("Index"). The Adviser believes that the Index is a more appropriate index against which to measure the performance of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's HC Strategic Shares before-tax return for the period from January 1, 2023 through September 30, 2023 (non-annualized) was 12.80%.

Best quarter:	2nd Qtr. 2020	21.41%
Worst quarter:	1st Qtr. 2020	-20.00%

Average Annual Total Returns(for the periods ended 12/31/22)
Average Annual Returns - The Value Equity Portfolio		1 Year	5 Years	10 Years
HC Strategic Shares		(18.81%)	7.79%	11.31%
After Taxes on Distributions | HC Strategic Shares		(19.17%)	7.02%	10.27%
After Taxes on Distributions and Sale of Fund Shares | HC Strategic Shares		(10.87%)	5.99%	9.09%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		(7.54%)	6.67%	10.29%
MSCI USA Index* (reflects no deduction for fees, expenses or taxes)	[1]	(19.46%)	9.31%	12.45%
[1]	The Portfolio's benchmark has been changed because the Adviser believes that the MSCI USA Index is a more appropriate index against which to measure the performance of the Portfolio. See "About Benchmarks and Index Investing" for a description of the indexes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.